VistaShares Electrification Supercycle ETF

Schedule of Investments

February 28, 2026 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Value
Industrial Products - 48.1%(a)
Advanced Energy Industries, Inc.	877	$294,295
American Superconductor Corp.(b)	1,142	37,206
Amphenol Corp.	993	145,038
Bel Fuse, Inc. - Class B	2,362	542,575
Eaton Corp. PLC	2,889	1,086,033
GE Vernova, Inc.	993	867,485
Hubbell, Inc.	1,715	877,445
Hyosung Heavy Industries Corp.	688	1,350,173
Littelfuse, Inc.	1,144	403,214
LS Electric Co. Ltd.	3,463	1,894,599
nVent Electric PLC	6,690	791,828
Powell Industries, Inc.	2,325	1,217,370
Prysmian SpA	7,455	902,212
Schneider Electric SE	1,070	349,567
Siemens Energy AG	4,716	926,819
		11,685,859

Industrial Services - 6.2%
MasTec, Inc.(b)	1,596	475,640
Quanta Services, Inc.	1,824	1,027,058
		1,502,698

Materials - 0.3%
Hanwha Solutions Corp.	2,020	74,425

Renewable Energy - 4.9%
Daqo New Energy Corp., ADR(b)	1,178	28,413
EnerSys	1,186	197,054
Enphase Energy, Inc.(b)	4,030	170,348
Fluence Energy, Inc. - Class A(b)	3,617	56,208
GCL System Integration Technology Co. Ltd.(b)	102,000	74,539
GCL Technology Holdings Ltd.(b)	289,940	44,480
Ginlong Technologies Co. Ltd.	7,700	94,558
Nextpower, Inc. - Class A(b)	385	40,464
OY Nofar Energy Ltd.(b)	1,222	64,698
SolarEdge Technologies, Inc.(b)	1,900	67,260
Sungrow Power Supply Co. Ltd.	16,400	345,669
		1,183,691

Tech Hardware & Semiconductors - 10.3%
Delta Electronics, Inc.	31,200	1,429,496

Vicor Corp.(b)	5,363	$1,080,108
		2,509,604

Utilities - 29.2%(a)
AES Corp.	7,297	126,092
American Electric Power Co., Inc.	3,079	412,032
BKW AG	193	37,995
Brookfield Renewable Partners LP	3,154	100,296
CEZ AS	461	26,176
China Resources Power Holdings Co. Ltd.	14,250	34,030
Consolidated Edison, Inc.	4,297	483,498
Constellation Energy Corp.	1,483	489,212
Datang International Power Generation Co. Ltd.	72,700	42,311
Duke Energy Corp.	419	54,826
Edison International	4,563	341,039
Electric Power Development Co. Ltd.	1,942	46,397
Enel SpA	33,555	403,868
Engie SA	21,210	724,480
Eversource Energy	4,601	350,642
Exelon Corp.	11,520	569,894
Iberdrola SA	9,402	222,573
Kansai Electric Power Co., Inc.	5,209	94,187
Korea Electric Power Corp.	1,862	75,723
Kyushu Electric Power Co., Inc.	8,474	109,314
National Grid PLC	25,197	471,216
NextEra Energy, Inc.	6,657	624,227
NRG Energy, Inc.	1,144	204,730
PG&E Corp.	14,104	267,976
Redeia Corp. SA	4,796	89,073
Southern Co.	950	92,511
Xcel Energy, Inc.	7,147	595,774
		7,090,092

TOTAL COMMON STOCKS (Cost $21,770,134)		24,046,369

SHORT TERM INVESTMENTS - 2.1%	Shares	Value
Money Market Funds - 2.1%
First American Government Obligations Fund - Class X, 3.60%(c)	506,100	506,100

TOTAL SHORT TERM INVESTMENTS (Cost $506,100)		506,100

TOTAL INVESTMENTS - 101.1% (Cost $22,276,234)		$24,552,469
Liabilities in Excess of Other Assets - (1.1)%		(268,456)
TOTAL NET ASSETS - 100.0%		$24,284,013

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.

(c)	The rate shown represents the 7-day annualized effective yield as of February 28, 2026.